Selling and marketing expenses (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
DisclosureLineElements [Line Items]
Depreciation	$ 35,348	¥ 256,508	¥ 146,013
Total selling and marketing expenses	6,798,839	49,337,137	22,995,405
Selling and Marketing Expense [Member]
DisclosureLineElements [Line Items]
Salaries and employee benefit	222,663	1,615,800	1,241,662
Advertising expenses	177,606	1,288,830	1,087,180
Market promotion service fee	6,111,336	44,348,132	16,856,156
Travel, Meals and Entertainment	104,158	755,844	998,343
Rental	2,233	16,207	113,813
Depreciation	11,364	82,466	18,674
Accrued credit points for online store consumption	121,484	881,572	2,159,093
Others	47,995	348,286	520,484
Total selling and marketing expenses	$ 6,798,839	¥ 49,337,137	¥ 22,995,405